DEFERRED GOVERNMENT GRANTS - Movements of Deferred Grants (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DEFERRED GOVERNMENT GRANTS.
Balance at beginning of the year	¥ 6,318	¥ 4,368	¥ 6,174
Additions	155,333	5,000
Recognized as a reduction of depreciation expense	(8,477)	(3,050)	(1,806)
Balance at end of the year	¥ 153,174	¥ 6,318	¥ 4,368